UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Xenia, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant's telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 - September 30, 2018

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-50.82%
	Basic Materials-5.98%
65,020	Advanced Drainage Systems, Inc.	$2,009,118
60,425	AdvanSix, Inc.*	2,051,429
49,110	Alcoa Corp.*	1,984,044
74,205	Allegheny Technologies, Inc.*	2,192,758
23,045	Arch Coal, Inc., Class A	2,060,223
203,670	Avery Dennison Corp.	22,067,644
53,140	Boise Cascade Co.	1,955,552
32,730	Cabot Corp.	2,052,826
33,230	Cambrex Corp.*	2,272,932
35,190	Carpenter Technology Corp.	2,074,450
250,970	Celanese Corp., Series A	28,610,580
39,320	CF Industries Holdings, Inc.	2,140,581
51,520	Chemours Co.	2,031,949
173,025	Cleveland-Cliffs, Inc.*	2,190,496
141,550	CNX Resources Corp.*	2,025,580
39,060	Domtar Corp.	2,037,760
146,300	Freeport-McMoRan, Inc.	2,036,496
72,690	Huntsman Corp.	1,979,349
38,580	International Paper Co.	1,896,207
47,530	Kennametal, Inc.	2,070,407
18,870	KMG Chemicals, Inc.	1,425,817
14,040	Koppers Holdings, Inc.*	437,346
43,835	Kraton Corp.*	2,066,820
72,245	Louisiana-Pacific Corp.	1,913,770
20,360	LyondellBasell Industries NV, Class A	2,087,104
179,630	Mercer International, Inc.	3,017,784
65,920	Mosaic Co.	2,141,082
81,720	National General Holdings Corp.	2,193,365
32,260	Nucor Corp.	2,046,897
64,650	Orion Engineered Carbons SA	2,075,265
96,480	Rayonier Advanced Materials, Inc.	1,778,126
147,950	Resolute Forest Products, Inc.*	1,915,953
44,265	Steel Dynamics, Inc.	2,000,335
26,675	Trinseo SA	2,088,653
70,065	United States Steel Corp.	2,135,581
72,200	Verso Corp., Class A*	2,430,974
		119,495,253

	Consumer, Cyclical-11.04%
105,575	Abercrombie & Fitch Co., Class A	2,229,744
32,665	AMC Networks, Inc., Class A*	2,166,996
88,105	American Eagle Outfitters, Inc.	2,187,647
29,140	Asbury Automotive Group, Inc.*	2,003,375
32,945	Atlas Air Worldwide Holdings, Inc.*	2,100,244
47,770	AutoNation, Inc.*	1,984,843
341,845	Best Buy Co., Inc.	27,128,819
105,945	Bloomin' Brands, Inc.	2,096,652
97,830	BMC Stock Holdings, Inc.*	1,824,529
42,960	Brinker International, Inc.	2,007,521
90,520	Buckle, Inc.	2,086,486
91,665	Callaway Golf Co.	2,226,543
73,030	Century Communities, Inc.*	1,917,037
248,055	Chico's FAS, Inc.	2,150,637
16,780	Children's Place, Inc.	2,144,484
60,060	China Yuchai International, Ltd.	1,037,236
22,855	Columbia Sportswear Co.	2,127,115

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
59,340	Conn's, Inc.*	$2,097,669
26,450	CVS Health Corp.	2,082,144
18,585	Deckers Outdoor Corp.*	2,203,809
55,980	Dick's Sporting Goods, Inc.	1,986,170
26,550	Dillard's, Inc., Class A	2,026,827
56,990	DISH Network Corp., Class A*	2,037,962
49,135	DR Horton, Inc.	2,072,514
66,045	DSW, Inc., Class A	2,237,605
78,540	Federal Signal Corp.	2,103,301
44,670	Foot Locker, Inc.	2,277,277
77,025	Gap, Inc.	2,222,171
44,300	Genesco, Inc.*	2,086,530
44,470	G-III Apparel Group, Ltd.*	2,143,009
83,710	GMS, Inc.*	1,942,072
123,300	Gray Television, Inc.*	2,157,750
28,975	Group 1 Automotive, Inc.	1,880,477
93,595	Guess?, Inc.	2,115,247
215,600	Hawaiian Holdings, Inc.	8,645,560
38,645	Herbalife Nutrition, Ltd.*	2,108,085
55,980	Herman Miller, Inc.	2,149,632
39,090	Insight Enterprises, Inc.*	2,114,378
32,080	Johnson Outdoors, Inc., Class A	2,983,119
81,455	KB Home	1,947,589
93,380	Knoll, Inc.	2,189,761
26,295	Kohl's Corp.	1,960,292
132,420	Laureate Education, Inc., Class A*	2,044,565
65,530	La-Z-Boy, Inc.	2,070,748
40,720	Lennar Corp., Class A	1,901,217
61,880	M/I Homes, Inc.*	1,480,788
58,885	Macy's, Inc.	2,045,076
52,280	Marcus Corp.	2,198,374
65,653	MDC Holdings, Inc.	1,942,016
47,280	Meritage Homes Corp.*	1,886,472
28,685	Michael Kors Holdings, Ltd.*	1,966,644
128,370	Michaels Cos., Inc.*	2,083,445
87,960	MSG Networks, Inc., Class A*	2,269,368
50,550	Navistar International Corp.*	1,946,175
26,070	Nexstar Media Group, Inc., Class A	2,122,098
32,640	Nordstrom, Inc.	1,952,198
636,340	Office Depot, Inc.	2,042,651
29,320	PACCAR, Inc.	1,999,331
147,640	Party City Holdco, Inc.*	2,000,522
31,800	Patrick Industries, Inc.*	1,882,560
65,350	Penn National Gaming, Inc.*	2,151,322
40,540	Penske Automotive Group, Inc.	1,921,191
227,560	Playa Hotels & Resorts NV*	2,191,403
78,260	PulteGroup, Inc.	1,938,500
94,775	Qurate Retail, Inc.*	2,104,953
15,570	Ralph Lauren Corp.	2,141,654
15,505	RH*	2,031,310
50,220	Rush Enterprises, Inc., Class A	1,974,148
116,185	Sally Beauty Holdings, Inc.*	2,136,642
50,770	Schweitzer-Mauduit International, Inc.	1,944,999
31,120	Signet Jewelers, Ltd.	2,051,742
35,325	SkyWest, Inc.	2,080,643
83,745	Tailored Brands, Inc.	2,109,537
24,020	Target Corp.	2,118,804
115,150	Tilly's, Inc., Class A	2,182,093
19,140	TJX Cos., Inc.	2,144,063
57,640	Toll Brothers, Inc.	1,903,849
151,270	TRI Pointe Group, Inc.*	1,875,748
55,100	Tribune Media Co., Class A	2,117,493
23,440	United Continental Holdings, Inc.*	2,087,566

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
49,950	Urban Outfitters, Inc.*	$2,042,955
68,150	Viacom, Inc., Class B	2,300,744
170,975	Walmart, Inc.	16,056,262
31,360	Williams-Sonoma, Inc.	2,060,979
54,600	Wolverine World Wide, Inc.	2,132,130
		220,825,836

	Consumer, Non-cyclical-5.42%
71,935	Anthem, Inc.	19,713,787
41,915	Archer-Daniels-Midland Co.	2,107,067
61,540	Avis Budget Group, Inc.*	1,977,896
42,340	Cal-Maine Foods, Inc.	2,045,022
65,510	Cardtronics PLC, Class A*	2,072,736
92,550	Conduent, Inc.*	2,084,226
111,900	Darling Ingredients Inc*	2,161,908
43,890	Edgewell Personal Care Co.*	2,029,035
22,130	Express Scripts Holding Co.*	2,102,571
28,600	FTI Consulting, Inc.*	2,093,234
210,405	Gannett Co., Inc.	2,106,154
82,550	H&R Block, Inc.	2,125,662
15,845	HCA Healthcare, Inc.	2,204,356
30,030	Heidrick & Struggles International, Inc.	1,016,515
16,225	Helen of Troy, Ltd.*	2,123,853
7,830	ICU Medical, Inc.*	2,213,932
12,820	Jazz Pharmaceuticals PLC*	2,155,427
28,930	Kellogg Co.	2,025,679
56,430	Kforce, Inc.	2,121,768
43,730	Korn/Ferry International	2,153,265
72,670	Kroger Co.	2,115,424
32,460	LifePoint Health, Inc.*	2,090,424
70,615	Mallinckrodt PLC*	2,069,726
14,170	Molina Healthcare, Inc.*	2,107,079
91,870	Navigant Consulting, Inc.	2,118,522
36,940	Nektar Therapeutics*	2,251,862
600,000	Pfizer, Inc.	26,442,000
48,870	Premier, Inc., Class A*	2,237,269
74,635	Tenet Healthcare Corp.*	2,124,112
84,415	TrueBlue, Inc.*	2,199,011
63,060	United Natural Foods, Inc.*	1,888,647
16,605	United Therapeutics Corp.*	2,123,447
		108,401,616

	Energy-3.98%
44,670	Apache Corp.	2,129,419
82,820	Carrizo Oil & Gas, Inc.*	2,087,064
486,875	Chesapeake Energy Corp.*	2,186,069
44,360	ConocoPhillips	3,433,464
55,840	CVR Energy, Inc.	2,245,885
375,865	Denbury Resources, Inc.*	2,330,363
183,490	Gulfport Energy Corp.*	1,910,131
218,080	Helix Energy Solutions Group, Inc.*	2,154,630
31,825	HollyFrontier Corp.	2,224,567
147,850	Jagged Peak Energy, Inc.*	2,044,765
242,875	Laredo Petroleum, Inc.*	1,984,289
73,770	Mammoth Energy Services, Inc.	2,146,707
26,000	Marathon Petroleum Corp.	2,079,220
64,550	Matador Resources Co.*	2,133,378
110,593	McDermott International, Inc.*	2,038,229
65,430	Murphy Oil Corp.	2,181,436
24,840	Murphy USA, Inc.*	2,122,826
72,320	Newfield Exploration Co*	2,084,986
594,760	Northern Oil and Gas, Inc.*	2,379,040
125,740	NOW, Inc.*	2,080,997

Shares or Principal Amount		Value
	Energy (continued)
162,675	Oasis Petroleum, Inc.*	$2,306,732
102,630	Pattern Energy Group, Inc., Class A	2,039,258
48,510	Peabody Energy Corp.	1,728,896
26,850	Penn Virginia Corp.*	2,162,499
93,665	Phillips 66	10,557,919
191,545	QEP Resources, Inc.*	2,168,289
121,360	Range Resources Corp.	2,061,906
78,420	Renewable Energy Group, Inc.*	2,258,496
65,960	SM Energy Co.	2,079,719
238,995	SRC Energy, Inc.*	2,124,666
37,340	Targa Resources Corp.	2,102,615
77,390	Unit Corp*	2,016,783
75,070	World Fuel Services Corp.	2,077,938
		79,663,181

	Financial-7.90%
40,350	Aaron's, Inc.	2,197,461
43,900	Aflac, Inc.	2,066,373
99,550	Aircastle, Ltd.	2,181,141
20,565	Allstate Corp.	2,029,765
76,940	Ally Financial, Inc.	2,035,063
57,325	American Equity Investment Life Holding Co.	2,027,012
46,293	American Financial Group, Inc.	5,137,134
180,920	Ashford Hospitality Trust, Inc., REIT	1,156,079
72,140	B. Riley Financial, Inc.	1,633,971
177,265	BGC Partners, Inc., Class A	2,095,272
21,115	Capital One Financial Corp.	2,004,447
10,505	Cigna Corp.	2,187,666
38,880	CIT Group, Inc.	2,006,597
39,230	CorEnergy Infrastructure Trust, Inc., REIT	1,474,263
46,110	Employers Holdings, Inc.	2,088,783
54,370	Encore Capital Group, Inc.*	1,949,164
147,845	Enova International, Inc.*	4,257,936
47,100	Essent Group, Ltd.*	2,084,175
20,510	Evercore, Inc., Class A	2,062,280
123,300	EZCORP, Inc., Class A*	1,319,310
70,845	Fifth Third Bancorp	1,977,992
96,700	Forestar Group, Inc.*	2,050,040
8,880	Goldman Sachs Group, Inc.	1,991,251
259,470	JPMorgan Chase & Co.	29,278,595
98,990	Kennedy-Wilson Holdings, Inc.	2,128,285
61,955	LGI Homes, Inc.*	2,939,145
43,790	MetLife, Inc.	2,045,869
161,675	MGIC Investment Corp.*	2,151,894
42,460	Morgan Stanley	1,977,362
15,310	MutualFirst Financial, Inc.	564,174
232,630	Nelnet, Inc., Class A	13,299,457
93,960	NMI Holdings, Inc., Class A*	2,128,194
59,955	OneMain Holdings, Inc.*	2,015,088
44,685	Piper Jaffray Cos.	3,411,700
18,150	Primerica, Inc.	2,187,983
29,920	Progressive Corp.	2,125,517
103,340	Radian Group, Inc.	2,136,038
98,150	Santander Consumer U.S.A. Holdings, Inc.	1,966,926
37,895	Stifel Financial Corp.	1,942,498
133,270	Torchmark Corp.	11,553,176
56,550	Triton International, Ltd.	1,881,419
46,110	Universal Insurance Holdings, Inc.	2,238,641
300,000	Unum Group	11,721,000
41,710	Voya Financial, Inc.	2,071,736
98,245	Waddell & Reed Financial, Inc., Class A	2,080,829
38,570	Walker & Dunlop, Inc.	2,039,582

Shares or Principal Amount		Value
	Financial (continued)
112,380	Western Union Co.	$2,141,963
		158,040,246

	Industrial-6.74%
26,670	Albany International Corp., Class A	2,120,265
40,380	Allison Transmission Holdings, Inc.	2,100,164
471,615	American Axle & Manufacturing Holdings, Inc.*	8,224,966
50,290	Apogee Enterprises, Inc.	2,077,983
63,890	ArcBest Corp.	3,101,859
80,035	Atkore International Group, Inc.*	2,123,329
29,500	Belden, Inc.	2,106,595
46,350	BorgWarner, Inc.	1,982,853
53,560	CAI International, Inc.*	1,224,917
72,130	Casella Waste Systems, Inc., Class A*	2,240,358
13,705	Caterpillar, Inc.	2,089,875
29,930	Clean Harbors, Inc.*	2,142,389
57,600	Colfax Corp.*	2,077,056
38,610	Comfort Systems USA, Inc.	2,177,604
55,060	Continental Building Products, Inc.*	2,067,503
17,020	Cooper-Standard Holdings, Inc.*	2,042,060
14,110	Cummins, Inc.	2,061,048
1	Delphi Technologies PLC	31
15,130	Encore Wire Corp.	758,013
36,590	Generac Holdings, Inc.*	2,064,042
67,000	Global Brass & Copper Holdings, Inc.	2,472,300
35,250	Greenbrier Cos., Inc.	2,118,525
36,250	Greif, Inc., Class A	1,945,175
58,090	H&E Equipment Services, Inc.	2,194,640
44,110	Hub Group, Inc., Class A*	2,011,416
8,340	Huntington Ingalls Industries	2,135,707
27,250	Jacobs Engineering Group, Inc.	2,084,625
104,675	KBR, Inc.	2,211,783
34,950	Kimball Electronics, Inc.*	686,767
220,890	Magna International, Inc.	11,603,352
30,830	Masonite International Corp.*	1,976,203
55,115	Matson, Inc.	2,184,759
104,255	Meritor, Inc.*	2,018,377
15,030	NACCO Industries, Inc., Class A	492,233
133,355	NCI Building Systems, Inc.*	2,020,328
11,250	Norfolk Southern Corp.	2,030,625
27,710	Oshkosh Corp.	1,974,060
24,920	Regal Beloit Corp.	2,054,654
23,895	Reliance Steel & Aluminum Co.	2,038,005
27,920	Simpson Manufacturing Co., Inc.	2,023,083
36,760	Sonoco Products Co.	2,040,180
64,970	Stoneridge, Inc.*	1,930,908
42,230	Timken Co.	2,105,166
56,550	Tower International, Inc.	1,710,638
67,795	TriMas Corp.*	2,060,968
146,415	United Rentals, Inc.*	23,953,494
58,620	Universal Logistics Holdings, Inc.	2,157,216
54,900	Vectrus, Inc.*	1,712,331
36,960	WestRock Co.	1,975,142
12,150	Zebra Technologies Corp., Class A*	2,148,485
		134,854,055

	Technology-7.64%
117,740	Acorda Therapeutics, Inc.*	2,313,591
8,490	Alliance Data Systems Corp.	2,004,998
29,100	Anixter International, Inc.*	2,045,730
79,335	ARRIS International PLC*	2,061,917
167,225	Arrow Electronics, Inc.*	12,327,827
44,500	Avnet, Inc.	1,992,265

Shares or Principal Amount		Value
	Technology (continued)
110,880	AVX Corp.	$2,001,384
32,520	Blucora, Inc.*	1,308,930
50,000	Cabot Microelectronics Corp.	5,158,500
23,515	CDW Corp.	2,090,954
54,440	Cirrus Logic, Inc.*	2,101,384
44,200	Cisco Systems, Inc.	2,150,330
342,810	Corning, Inc.	12,101,193
133,180	Cypress Semiconductor Corp.	1,929,778
111,500	Deluxe Corp.	6,348,810
62,775	Diodes, Inc.*	2,089,780
22,440	DXC Technology Co.	2,098,589
61,170	Engility Holdings, Inc.*	2,201,508
30,490	Genomic Health, Inc.*	2,141,008
28,340	Gilead Sciences, Inc.	2,188,131
125,735	Hewlett Packard Enterprise Co.	2,050,738
82,885	HP, Inc.	2,135,946
25,840	Integer Holdings Corp.*	2,143,428
363,510	Intel Corp.	17,190,388
150,565	KEMET Corp.*	2,792,981
20,400	KLA-Tencor Corp.	2,074,884
83,310	Kulicke & Soffa Industries, Inc.	1,986,110
143,400	Liberty TripAdvisor Holdings, Inc.*	2,129,490
34,740	Lumentum Holdings, Inc.*	2,082,663
46,410	Micron Technology, Inc.*	2,099,124
16,805	Motorola Solutions, Inc.	2,187,003
24,930	NetApp, Inc.	2,141,238
27,210	Nova Measuring Instruments, Ltd.*	715,895
224,340	Orbotech, Ltd.*	13,334,770
108,830	PC Connection, Inc.	4,232,399
49,860	Progress Software Corp.	1,759,559
27,205	Qorvo, Inc.*	2,091,792
81,550	Sabre Corp.	2,126,824
43,555	Seagate Technology PLC	2,062,329
70,280	Sykes Enterprises, Inc.*	2,142,837
101,230	Symantec Corp.	2,154,174
122,790	TTM Technologies, Inc.*	1,953,589
48,150	United States Cellular Corp.*	2,156,157
100,510	Vishay Intertechnology, Inc.	2,045,379
187,760	Wesco Aircraft Holdings, Inc.*	2,112,300
33,990	Wesco International, Inc.*	2,088,686
35,870	Western Digital Corp.	2,099,830
		152,747,120

	Utilities-2.12%
153,935	AES Corp.	2,155,090
32,830	Ameren Corp.	2,075,513
62,908	AT&T, Inc.	2,112,451
191,850	CenterPoint Energy, Inc.	5,304,652
92,150	CenturyLink, Inc.	1,953,580
48,490	Exelon Corp.	2,117,073
57,375	FirstEnergy Corp.	2,132,629
45,710	New Jersey Resources Corp.	2,107,231
36,020	NorthWestern Corp.	2,112,933
58,830	NRG Energy, Inc.	2,200,242
83,220	PNM Resources, Inc.	3,283,029
59,900	SCANA Corp.	2,329,511
54,660	Shenandoah Telecommunications Co.	2,118,075
47,960	The Southern Co.	2,091,056
26,670	Southwest Gas Holdings, Inc.	2,107,730
379,270	Southwestern Energy Co.*	1,938,070
69,135	Telephone & Data Systems, Inc.	2,103,778

Shares or Principal Amount		Value
	Utilities (continued)
39,170	Verizon Communications, Inc.	$2,091,286
		42,333,929

TOTAL COMMON STOCKS
(Cost $805,790,447)		$1,016,361,236

Principal Amount		Value
CORPORATE BONDS-5.82%
	Basic Materials-0.08%
$1,500,000	EI du Pont de Nemours & Co., 5.750%, 3/15/19	$1,519,972

	Consumer, Cyclical-0.64%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,825,953
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	4,883,138
785,000	McDonald's Corp., 5.700%, 2/1/39	879,547
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,296,039
		12,884,677
	Consumer, Non-cyclical-0.25%
3,000,000	Hershey Co., 4.125%, 12/1/20	3,069,400
1,950,000	Keurig Dr Pepper, Inc., 2.530%, 11/15/21	1,878,776
		4,948,176
	Energy-1.18%
3,930,000	Apache Corp., 3.250%, 4/15/22	3,868,138
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	4,966,659
10,000,000	Equinor ASA, 2.250%, 11/8/19	9,929,889
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	4,887,628
		23,652,314
	Financial-1.54%
5,250,000	American Express Credit Corp., 2.600%, 9/14/20	5,202,204
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,298,695
2,245,000	International Bank for Reconstruction & Development, 2.000%, 10/30/20	2,201,820
5,000,000	National Australia Bank, Ltd., 2.500%, 5/22/22	4,800,167
5,305,000	US Bank NA Cincinnati, 3M US L + 0.32%, 1/24/20(a)	5,318,554
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	4,896,066
		30,717,506
	Industrial-0.75%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,515,520
10,000,000	General Electric Co., 3M US L + 0.80%, 4/15/20(a)	10,046,762
1,000,000	General Electric Co., 2.700%, 10/9/22	964,779
2,000,000	General Electric Co., 6.875%, 1/10/39	2,494,899
		15,021,960
	Technology-1.38%
3,419,000	Apple, Inc., 1.550%, 2/7/20	3,361,818
10,000,000	Apple, Inc., 3M US L + 0.20%, 2/7/20(a)	10,023,906
5,000,000	Intel Corp., 3.300%, 10/1/21	5,030,000
5,000,000	Intel Corp., 2.875%, 5/11/24	4,853,911
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,319,921
		27,589,556
TOTAL CORPORATE BONDS
(Cost $115,695,487)		$116,334,161

Principal Amount		Value
MUNICIPAL BONDS-6.92%
	Georgia-0.43%
$3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, Partially Prefunded, 4.500%, 1/1/29(b)	$3,017,310
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	5,557,650
		8,574,960
	Hawaii-0.49%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	9,926,370

Principal Amount		Value
	Maryland-0.25%
$5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	$4,967,250

	Ohio-2.12%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,171,817
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,641,295
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,082,800
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,361,500
11,000,000	5.500%, 1/1/51	11,802,010
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), Prerefunded 12/1/18 @ 100, 5.000%, 12/1/33(b)	1,105,753
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,125,330
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	561,590
3,475,000	State of Ohio General Obligation Unlimited Bonds, Series C, 5.000%, 9/1/19	3,574,003
	The Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @100:
1,000,000	5.000%, 12/1/28(b)	1,005,158
		42,431,256
	Pennsylvania-1.51%
7,050,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, 5.000%, 9/15/26	8,137,956
20,000,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, Prefunded 6/1/22 @ 100, 5.000%, 6/1/24(b)	22,034,600
		30,172,556
	Tennessee-0.27%
5,000,000	Metropolitan Government of Nashville & Davidson County TN General Obligation Unlimited Bonds, Series C, 4.000%, 7/1/24	5,418,550

	Texas-1.02%
5,000,000	Houston Texas Independent School District General Obligation Limited Bonds, Series A, 5.000%, 2/15/28	5,760,100
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	5,601,803
7,620,000	Transportation Community Mobility General Obligation Unlimited Bonds, Series A, 5.000%, 10/1/25	8,825,332
235,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded 2016, 5.000%, 2/15/34	235,557
		20,422,792
	Washington-0.56%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,107,750
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,074,708
		11,182,458
	Wisconsin-0.27%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, Prefunded 5/1/21 @ 100, 5.000%, 5/1/25(b)	5,366,200

TOTAL MUNICIPAL BONDS
(Cost $138,864,155)		$138,462,392

Principal Amount		Value
U.S. GOVERNMENT AGENCIES-8.63%
	Federal Agricultural Mortgage Corp.-0.80%
$10,000,000	3M US L + 0.08%, 1/3/22(a)	$9,982,264
6,177,000	3.150%, 11/9/27	5,987,230
		15,969,494
	Federal Farm Credit Banks-2.66%
10,000,000	1.170%, 5/16/19	9,907,180
10,000,000	2.350%, 5/2/24	9,445,250
5,725,000	2.750%, 11/6/26	5,497,895
10,000,000	3.300%, 3/22/27	9,623,490
10,000,000	2.800%, 6/2/28	9,223,940
5,000,000	3.390%, 5/20/30	4,747,585
5,000,000	3.420%, 5/27/31	4,799,660
		53,245,000

Principal Amount		Value
	Federal Home Loan Banks-3.57%
$11,250,000	1.200%, 5/23/19	$11,157,199
5,000,000	1.600%, 10/22/20	4,873,520
10,000,000	2.875%, 6/13/25	9,782,310
10,000,000	2.620%, 4/28/26	9,400,370
10,000,000	3.000%, 7/12/27	9,436,810
19,000,000	2.000%, 6/30/31(c)	17,547,640
5,000,000	4.080%, 5/25/33	4,975,115
4,200,000	4.200%, 7/11/33	4,088,095
		71,261,059
	Federal Home Loan Mortgage Corp.-0.74%
5,000,000	1.750%, 8/26/19(c)	4,976,505
10,000,000	1.800%, 4/13/20	9,855,220
		14,831,725
	Tennessee Valley Authority-0.61%
10,000,000	5.250%, 9/15/39	12,245,760

	United States Department of Housing and Urban Development-0.25%
5,000,000	2.050%, 8/1/19	4,971,955

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $179,765,554)		$172,524,993

Principal Amount		Value
MORTGAGE BACKED SECURITIES-1.56%
	Fannie Mae Pool-1.32%
$9,143,367	3.500%, 9/1/33	$9,178,653
18,841,334	2.500%, 1/1/57	17,301,993
		26,480,646
	Fannie Mae REMICS-0.24%
4,801,114	3.500%, 5/25/47	4,782,129

TOTAL MORTGAGE BACKED SECURITIES
(Cost $32,309,608)		$31,262,775

Principal Amount		Value
U.S. TREASURY BONDS & NOTES-16.20%
	U.S. Treasury Bonds-3.61%
$75,000,000	3.000%, 2/15/48	$72,146,484

	U.S. Treasury Notes-9.19%
80,000,000	2.750%, 2/15/19	80,115,625
25,000,000	1.125%, 2/28/19	24,875,000
30,000,000	1.000%, 11/30/19	29,419,922
50,000,000	2.375%, 4/15/21	49,402,344
		183,812,891
	United States Treasury Inflation Indexed Bonds-3.40%
38,969,700	0.125%, 1/15/22	38,011,540
30,436,500	0.625%, 4/15/23	30,047,325
		68,058,865
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $326,383,017)		$324,018,239

Principal Amount		Value
FOREIGN BONDS-1.24%
	Australia Government Bond-0.37%
AUD 10,000,000	5.250%, 3/15/19	$7,338,708

Shares or Principal Amount		Value
	New Zealand Government Bond-0.50%
NZD 15,000,000	5.000%, 3/15/19	$10,091,622

	Singapore Government Bond-0.37%
SGD 10,000,000	2.250%, 6/1/21	7,350,858

TOTAL FOREIGN BONDS
(Cost $27,275,981)		$24,781,188

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-8.77%
	Mutual Fund-3.84%
76,694,380	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.919%	$76,694,380

	U.S. Treasury Bill-4.93%
100,000,000	United States Treasury Bill, 2.175%, 4/25/2019(d)	98,658,854

TOTAL SHORT TERM INVESTMENTS
(Cost $175,449,796)		$175,353,234

TOTAL INVESTMENT SECURITIES-99.96%
(Cost $1,801,534,045)		$1,999,098,218
OTHER ASSETS IN EXCESS OF LIABILITIES-0.04%		744,881
NET ASSETS-100.00%		$1,999,843,099

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of September 30, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.
(c)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of September 30, 2018.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
3M US L - 3 Month LIBOR as of September 30, 2018 was 2.40%

AUD - Australian Dollar

NZD - New Zealand Dollar

SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-98.48%
	Basic Materials-14.35%
24,065	Boise Cascade Co.	$885,592
18,010	Carpenter Technology Corp.	1,061,689
142,325	Cleveland-Cliffs, Inc.*	1,801,834
36,560	Ferro Corp.*	848,923
18,815	Koppers Holdings, Inc.*	586,087
17,900	Kraton Corp.*	843,985
61,510	Mercer International, Inc.	1,033,368
31,190	Schnitzer Steel Industries, Inc., Class A	843,690
		7,905,168

	Consumer, Cyclical-32.80%
15,690	Atlas Air Worldwide Holdings, Inc.*	1,000,237
13,400	Brinker International, Inc.	626,182
50,435	Builders FirstSource, Inc.*	740,386
7,950	Children's Place, Inc.	1,016,010
39,075	China Yuchai International, Ltd.	674,825
13,620	Deckers Outdoor Corp.*	1,615,060
11,110	Group 1 Automotive, Inc.	721,039
12,290	Hawaiian Holdings, Inc.	492,829
38,580	Interface, Inc.	900,843
15,150	KB Home	362,237
29,327	MDC Holdings, Inc.	867,493
13,690	Patrick Industries, Inc.*	810,448
17,455	Rush Enterprises, Inc., Class A	686,156
18,915	SkyWest, Inc.	1,114,094
13,875	SodaStream International, Ltd.*	1,985,235
28,450	SPX Corp.*	947,670
23,180	Systemax, Inc.	763,549
59,795	Tailored Brands, Inc.	1,506,236
50,260	TRI Pointe Group, Inc.*	623,224
18,575	Winnebago Industries, Inc.	615,761
		18,069,514

	Consumer, Non-cyclical-2.16%
4,205	Magellan Health, Inc.*	302,970
27,235	Tivity Health, Inc.*	875,605
5,652	Valhi, Inc.	12,887
		1,191,462

	Energy-6.18%
201,925	Chesapeake Energy Corp.*	906,643
27,635	Diamond Offshore Drilling, Inc.*	552,700
68,905	Gulfport Energy Corp.*	717,301
73,260	Laredo Petroleum, Inc.*	598,534
34,301	McDermott International, Inc.*	632,167
		3,407,345

	Financial-13.71%
29,830	American Equity Investment Life Holding Co.	1,054,789
93,370	First BanCorp*	849,667
226,420	Genworth Financial, Inc., Class A*	944,171
21,505	Houlihan Lokey, Inc.	966,220
13,515	LGI Homes, Inc.*	641,152
21,015	Moelis & Co., Class A	1,151,622
12,595	Piper Jaffray Cos.	961,628

Shares		Value
	Financial (continued)
41,430	Xenia Hotels & Resorts, Inc., REIT	$981,891
		7,551,140

	Industrial-12.60%
49,110	American Axle & Manufacturing Holdings, Inc.*	856,478
19,855	Encore Wire Corp.	994,735
17,490	Greenbrier Cos., Inc.	1,051,149
25,900	H&E Equipment Services, Inc.	978,502
33,455	Meritor, Inc.*	647,689
50,175	Milacron Holdings Corp.*	1,016,044
38,750	Modine Manufacturing Co.*	577,375
39,250	Quad/Graphics, Inc.	817,970
		6,939,942

	Technology-16.16%
68,450	ACCO Brands Corp.	773,485
42,595	Blucora, Inc.*	1,714,449
11,143	Deluxe Corp.	634,482
49,420	Innoviva, Inc.*	753,161
79,960	Iridium Communications, Inc.*	1,799,100
31,415	Nova Measuring Instruments, Ltd.*	826,529
14,480	Orbotech, Ltd.*	860,691
37,620	Syntel, Inc.*	1,541,668
		8,903,565

	Utilities-0.52%
7,260	PNM Resources, Inc.	286,407
		286,407

TOTAL COMMON STOCKS
(Cost $43,718,478)		$54,254,543

Shares		Value
SHORT TERM INVESTMENTS-1.61%
	Mutual Fund-1.61%
889,711	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.919%	$889,711

TOTAL SHORT TERM INVESTMENTS
(Cost $889,711)	$889,711

TOTAL INVESTMENT SECURITIES-100.09%
(Cost $44,608,189)	$55,144,254
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.09)%	(49,897)
NET ASSETS-100.00%	$55,094,357

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-97.74%
	Basic Materials-11.22%
4,610	Advanced Drainage Systems, Inc.	$142,449
1,645	Arch Coal, Inc., Class A	147,063
3,640	Boise Cascade Co.	133,952
2,400	Cambrex Corp.*	164,160
12,240	Cleveland-Cliffs, Inc.*	154,958
10,265	CNX Resources Corp.*	146,892
3,425	Kennametal, Inc.	149,193
5,005	Louisiana-Pacific Corp.	132,582
3,920	Norbord, Inc.	130,026
4,600	Orion Engineered Carbons SA	147,660
1,920	Trinseo SA	150,336
5,025	United States Steel Corp.	153,162
		1,752,433

	Consumer, Cyclical-31.00%
7,770	Abercrombie & Fitch Co., Class A	164,102
6,370	American Eagle Outfitters, Inc.	158,167
2,110	Asbury Automotive Group, Inc.*	145,063
2,355	Atlas Air Worldwide Holdings, Inc.*	150,131
7,505	Bloomin' Brands, Inc.	148,524
6,980	BMC Stock Holdings, Inc.*	130,177
2,980	Brinker International, Inc.	139,255
6,475	Callaway Golf Co.	157,278
1,210	Children's Place, Inc.	154,638
4,020	Dick's Sporting Goods, Inc.	142,630
1,905	Dillard's, Inc., Class A	145,428
4,790	DSW, Inc., Class A	162,285
3,185	Foot Locker, Inc.	162,371
8,865	Gray Television, Inc.*	155,138
2,075	Group 1 Automotive, Inc.	134,668
2,770	Insight Enterprises, Inc.*	149,829
5,785	KB Home	138,319
9,500	Laureate Education, Inc.*	146,680
4,630	MDC Holdings, Inc.	136,955
3,335	Meritage Homes Corp.*	133,067
8,960	Michaels Cos., Inc.*	145,421
6,135	MSG Networks, Inc., Class A*	158,283
3,710	Navistar International Corp.*	142,835
1,860	Nexstar Media Group, Inc., Class A	151,404
2,885	Penske Automotive Group, Inc.	136,720
3,640	Rush Enterprises, Inc., Class A	143,088
2,210	Signet Jewelers, Ltd.	145,705
2,495	SkyWest, Inc.	146,956
4,090	Toll Brothers, Inc.	135,093
10,790	TRI Pointe Group, Inc.*	133,796
3,945	Tribune Media Co., Class A	151,606
3,590	Urban Outfitters, Inc.*	146,831
3,845	Wolverine World Wide, Inc.	150,147
		4,842,590

	Consumer, Non-cyclical-11.49%
2,965	Cal-Maine Foods, Inc.	143,210
4,635	Cardtronics PLC, Class A*	146,651
6,620	Conduent, Inc.*	149,082
3,165	Edgewell Personal Care Co.*	146,318

Shares		Value
	Consumer, Non-cyclical (continued)
9,370	Endo International PLC*	$157,697
2,005	FTI Consulting, Inc.*	146,746
5,905	H&R Block, Inc.	152,054
1,190	Helen of Troy, Ltd.*	155,771
2,315	LifePoint Health, Inc.*	149,086
5,010	Mallinckrodt PLC*	146,843
5,265	Tenet Healthcare Corp.*	149,842
1,180	United Therapeutics Corp.*	150,898
		1,794,198

	Energy-12.68%
6,120	Carrizo Oil & Gas, Inc.*	154,224
36,155	Chesapeake Energy Corp.*	162,336
27,700	Denbury Resources, Inc.*	171,740
13,500	Gulfport Energy Corp.*	140,535
17,945	Laredo Petroleum, Inc.*	146,611
7,990	McDermott International, Inc.*	147,256
1,805	Murphy USA, Inc.*	154,255
5,395	Newfield Exploration Co*	155,538
3,115	Nextera Energy Partners LP	151,078
7,200	Pattern Energy Group, Inc., Class A	143,064
14,060	QEP Resources, Inc.*	159,159
4,720	SM Energy Co.	148,822
5,575	Unit Corp*	145,285
		1,979,903

	Financial-14.36%
2,840	Aaron's, Inc.	154,666
7,115	Aircastle, Ltd.	155,890
4,125	American Equity Investment Life Holding Co.	145,860
6,325	Carlyle Group LP	142,629
3,235	Employers Holdings, Inc.	146,546
3,360	Essent Group, Ltd.*	148,680
7,060	Kennedy-Wilson Holdings, Inc.	151,790
8,755	Ladder Capital Corp., REIT	148,310
11,570	MGIC Investment Corp.*	153,997
6,665	NMI Holdings, Inc., Class A*	150,962
4,380	OneMain Holdings, Inc.*	147,212
7,415	Radian Group, Inc.	153,268
3,970	Triton International, Ltd.	132,082
3,250	Universal Insurance Holdings, Inc.	157,788
7,235	Waddell & Reed Financial, Inc., Class A	153,237
		2,242,917

	Industrial-6.69%
8,360	American Axle & Manufacturing Holdings, Inc.*	145,798
2,090	Clean Harbors, Inc.*	149,602
3,895	Continental Building Products, Inc.*	146,257
2,555	Generac Holdings, Inc.*	144,128
7,395	KBR, Inc.	156,256
3,955	Matson, Inc.	156,776
7,520	Meritor, Inc.*	145,587
		1,044,404

	Technology-8.45%
8,390	Acorda Therapeutics, Inc.*	164,864
3,155	Avnet, Inc.	141,249
7,835	AVX Corp.	141,422
4,565	Diodes, Inc.*	151,969
7,215	KEMET Corp.*	133,838
5,960	Kulicke & Soffa Industries, Inc.	142,086
2,475	Lumentum Holdings, Inc.*	148,376

Shares		Value
	Technology (continued)
3,390	United States Cellular Corp.*	$151,804
7,045	Vishay Intertechnology, Inc.	143,366
		1,318,974

	Utilities-1.85%
7,475	Clearway Energy, Inc., Class A	142,324
28,825	Southwestern Energy Co.*	147,296
		289,620

TOTAL COMMON STOCKS
(Cost $15,205,596)		$15,265,039

Shares	Value
SHORT TERM INVESTMENTS-2.16%
Mutual Fund-2.16%
336,643	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.919%	$336,643

TOTAL SHORT TERM INVESTMENTS
(Cost $336,643)	$336,643

TOTAL INVESTMENT SECURITIES-99.90%
(Cost $15,542,239)	$15,601,682
OTHER ASSETS IN EXCESS OF LIABILITIES-0.10%	15,749
NET ASSETS-100.00%	$15,617,431

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-94.41%
	Basic Materials-7.90%
85,600	Fortuna Silver Mines, Inc.*	$374,072
425,650	Golden Star Resources, Ltd.*	308,554
6,130	KMG Chemicals, Inc.	463,183
9,640	Koppers Holdings, Inc.*	300,286
24,125	Mercer International, Inc.	405,300
25,715	NL Industries, Inc.*	154,290
9,875	Schnitzer Steel Industries, Inc., Class A	267,119
		2,272,804

	Consumer, Cyclical-18.40%
60,600	Avianca Holdings SA, Sponsored ADR	340,572
19,955	Century Communities, Inc.*	523,819
19,210	China Yuchai International, Ltd.	331,757
13,971	Flexsteel Industries, Inc.	415,498
9,595	Hamilton Beach Brands Holding Co., Class A	210,514
14,370	Haverty Furniture Cos., Inc.	317,577
4,560	Johnson Outdoors, Inc., Class A	424,034
20,375	Kimball International, Inc., Class B	341,281
17,005	M/I Homes, Inc.*	406,930
14,466	Patrick Industries, Inc.*	856,387
37,935	Tilly's, Inc., Class A	718,868
22,040	Wabash National Corp.	401,789
		5,289,026

	Consumer, Non-cyclical-6.89%
13,745	Heidrick & Struggles International, Inc.	465,268
11,792	John B Sanfilippo & Son, Inc.	841,713
14,835	Kelly Services, Inc., Class A	356,485
21,125	Lantheus Holdings, Inc.*	315,819
		1,979,285

	Energy-3.55%
105,755	W&T Offshore, Inc.*	1,019,478
		1,019,478

	Financial-21.51%
30,760	Ares Commercial Real Estate Corp., REIT	429,717
26,105	Enova International, Inc.*	751,824
39,445	EZCORP, Inc., Class A*	422,061
4,995	Federal Agricultural Mortgage Corp., Class C	360,539
29,390	Forestar Group, Inc.*	623,068
35,035	iStar, Inc., REIT	391,341
8,320	LGI Homes, Inc.*	394,701
4,365	Meta Financial Group, Inc.	360,767
29,560	MoneyGram International, Inc.*	158,146
43,960	OFG Bancorp	709,954
5,805	Piper Jaffray Cos.	443,212
10,395	SP Plus Corp.*	379,417

Shares		Value
	Financial (continued)
15,615	Universal Insurance Holdings, Inc.	$758,108
		6,182,855

	Industrial-17.59%
8,765	ArcBest Corp.	425,541
17,405	CAI International, Inc.*	398,052
23,065	Casella Waste Systems, Inc., Class A*	716,399
76,890	DHT Holdings, Inc.	361,383
6,925	Encore Wire Corp.	346,942
24,220	Global Brass & Copper Holdings, Inc.	893,718
4,800	NACCO Industries, Inc., Class A	157,200
21,110	Stoneridge, Inc.*	627,389
18,725	Tower International, Inc.	566,431
18,085	Vectrus, Inc.*	564,071
		5,057,126

	Technology-18.57%
14,880	Blucora, Inc.*	598,920
7,825	Engility Holdings, Inc.*	281,622
45,160	Iridium Communications, Inc.*	1,016,100
23,065	KEMET Corp.*	427,856
12,450	Nova Measuring Instruments, Ltd.*	327,560
17,436	Orbotech, Ltd.*	1,036,396
37,663	PC Connection, Inc.	1,464,714
15,170	Ultra Clean Holdings, Inc.*	190,384
		5,343,552

TOTAL COMMON STOCKS
(Cost $20,416,370)		$27,144,126

Shares		Value
SHORT TERM INVESTMENTS-5.81%
	Mutual Fund-5.81%
1,670,925	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.919%	$1,670,925

TOTAL SHORT TERM INVESTMENTS
(Cost $1,670,925)	$1,670,925

TOTAL INVESTMENT SECURITIES-100.22%
(Cost $22,087,295)	$28,815,051
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.22)%	(62,838)
NET ASSETS-100.00%	$28,752,213

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-73.68%
	Basic Materials-6.48%
1,000	Celanese Corp., Series A	$114,000
11,000	Cleveland-Cliffs, Inc.*	139,260
2,500	Louisiana-Pacific Corp.	66,225
4,000	Orion Engineered Carbons SA	128,400
2,750	Steel Dynamics, Inc.	124,273
2,200	Trinseo SA	172,260
		744,418

	Consumer, Cyclical-8.32%
1,750	Asbury Automotive Group, Inc.*	120,312
1,500	Best Buy Co., Inc.	119,040
1,000	Deckers Outdoor Corp.*	118,580
3,000	General Motors Co.	101,010
1,700	Kohl's Corp.	126,735
1,300	Macy's, Inc.	45,149
900	Michael Kors Holdings, Ltd.*	61,704
2,250	SkyWest, Inc.	132,525
1,400	Walmart, Inc.	131,474
		956,529

	Consumer, Non-cyclical-6.16%
325	Aetna, Inc.	65,926
1,400	Helen of Troy, Ltd.*	183,260
300	Humana, Inc.	101,556
6,000	Kroger Co.	174,660
3,000	TrueBlue, Inc.*	78,150
1,450	Weight Watchers International, Inc.*	104,386
		707,938

	Energy-7.81%
2,000	BP PLC, Sponsored ADR	92,200
2,700	ConocoPhillips	208,980
3,500	Ecopetrol SA, Sponsored ADR	94,255
4,000	Equinor ASA, Sponsored ADR	112,800
2,000	HollyFrontier Corp.	139,800
1,200	Phillips 66	135,264
1,000	Valero Energy Corp.	113,750
		897,049

	Financial-11.38%
1,400	Allstate Corp.	138,180
1,500	American Financial Group, Inc.	166,455
5,000	CNO Financial Group, Inc.	106,100
675	Goldman Sachs Group, Inc.	151,362
3,000	Houlihan Lokey, Inc.	134,790
1,500	JPMorgan Chase & Co.	169,260
1,250	KB Financial Group, Inc., ADR	60,350
8,500	Regions Financial Corp.	155,975
1,500	Stifel Financial Corp.	76,890
1,700	Torchmark Corp.	147,373
		1,306,735

	Industrial-12.77%
7,000	American Axle & Manufacturing Holdings, Inc.*	122,080

Shares		Value
	Industrial (continued)
3,500	BorgWarner, Inc.	$149,730
1,200	Deere & Co.	180,396
1,500	Eaton Corp. PLC	130,095
500	FedEx Corp.	120,395
1,750	Greenbrier Cos., Inc.	105,175
3,750	H&E Equipment Services, Inc.	141,675
4,250	Quad/Graphics, Inc.	88,570
4,500	TriMas Corp.*	136,800
3,500	Trinity Industries, Inc.	128,240
1,000	United Rentals, Inc.*	163,600
		1,466,756

	Technology-16.69%
450	Amgen, Inc.	93,280
700	Apple, Inc.	158,018
1,700	Arrow Electronics, Inc.*	125,324
500	Broadcom, Inc.	123,365
1,500	Cabot Microelectronics Corp.	154,755
3,200	Cisco Systems, Inc.	155,680
2,600	Intel Corp.	122,954
1,000	International Business Machines Corp.	151,210
5,000	KEMET Corp.*	92,750
400	Lockheed Martin Corp.	138,384
3,000	Micron Technology, Inc.*	135,690
1,100	Motorola Solutions, Inc.	143,154
200	Northrop Grumman Corp.	63,474
4,500	Sykes Enterprises, Inc.*	137,205
6,000	Vishay Intertechnology, Inc.	122,100
		1,917,343

	Utilities-4.07%
8,000	AES Corp.	112,000
2,750	Exelon Corp.	120,065
2,000	New Jersey Resources Corp.	92,200
3,000	NRG Energy, Inc.	112,200
1,000	Pampa Energia SA, Sponsored ADR*	31,050
		467,515

TOTAL COMMON STOCKS
(Cost $7,253,719)		$8,464,283

Shares		Value
EXCHANGE TRADED FUNDS-1.30%
5,000	Global X MSCI Colombia ETF	$50,000
1,500	iShares® MSCI France ETF	47,085
1,400	iShares® MSCI Peru ETF	51,688

TOTAL EXCHANGE TRADED FUNDS
(Cost $151,534)		$148,773

Principal Amount		Value
CORPORATE BONDS-1.86%
	Consumer, Cyclical-0.58%
$67,000	Walt Disney Co., 0.875%, 7/12/19	$66,069

	Financial-0.43%
50,000	PNC Bank NA, 1.950%, 3/4/19	49,863

	Industrial-0.42%
50,000	General Electric Co., 2.700%, 10/9/22	48,239

Principal Amount		Value
	Technology-0.43%
$50,000	Microsoft Corp., 1.850%, 2/6/20	$49,392

TOTAL CORPORATE BONDS
(Cost $216,994)		$213,563

Principal Amount		Value
U.S. TREASURY BONDS & NOTES-20.25%
	U.S. Treasury Bonds-3.98%
$500,000	2.750%, 11/15/47	$457,441

	U.S. Treasury Notes-14.09%
475,000	0.750%, 10/31/18	474,495
850,000	1.125%, 2/28/19	845,750
300,000	1.625%, 6/30/19	298,031
		1,618,276
	United States Treasury Inflation Indexed Bonds-2.18%
251,577	0.625%, 7/15/21	250,940

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $2,342,088)		$2,326,657

Shares	Value
SHORT TERM INVESTMENTS-5.38%
Mutual Fund-5.38%
617,966	First American Government Obligations Fund , Class Z, 7-Day Yield 1.899%	$617,966

TOTAL SHORT TERM INVESTMENTS
(Cost $617,966)	$617,966

TOTAL INVESTMENT SECURITIES-102.47%
(Cost $10,582,301)	$11,771,242
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(2.47)%	(283,987)
NET ASSETS-100.00%	$11,487,255

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-90.76%
	Basic Materials-8.42%
6,330	Avery Dennison Corp.	$685,856
7,800	Celanese Corp., Series A(a)	889,200
1,750	Westlake Chemical Corp.	145,443
		1,720,499

	Consumer, Cyclical-12.37%
10,540	Best Buy Co., Inc.	836,454
8,700	Big Lots, Inc.	363,573
4,970	General Motors Co.	167,340
10,290	Meritage Homes Corp.*(a)	410,571
6,930	Southwest Airlines Co.(a)	432,779
3,380	Walmart, Inc.	317,416
		2,528,133

	Consumer, Non-cyclical-14.11%
2,130	Aetna, Inc.(a)	432,070
3,890	Grand Canyon Education, Inc.*	438,792
5,040	ManpowerGroup, Inc.	433,238
13,545	Pfizer, Inc.(a)	596,928
3,060	Sanderson Farms, Inc.	316,312
1,720	UnitedHealth Group, Inc.(a)	457,589
2,885	Weight Watchers International, Inc.*	207,691
		2,882,620

	Energy-6.39%
60,825	Chesapeake Energy Corp.*	273,104
4,970	HollyFrontier Corp.	347,403
3,050	Phillips 66	343,796
5,000	Royal Dutch Shell PLC, Class A, Sponsored ADR	340,700
		1,305,003

	Financial-16.95%
8,240	Aaron's, Inc.	448,750
6,900	Aflac, Inc.	324,783
14,790	Chimera Investment Corp., REIT	268,143
9,750	Fifth Third Bancorp	272,220
8,140	JPMorgan Chase & Co.(a)	918,518
15,690	Regions Financial Corp.	287,912
5,750	Travelers Cos., Inc.(a)	745,833
5,120	Unum Group	200,038
		3,466,197

	Industrial-9.10%
4,130	BorgWarner, Inc.	176,681
7,030	Dana, Inc.	131,250
4,500	Deere & Co.	676,485
9,560	Owens-Illinois, Inc.*	179,632
4,260	United Rentals, Inc.*	696,936
		1,860,984

	Technology-16.25%
9,870	Cisco Systems, Inc.	480,176
6,625	Deluxe Corp.(a)	377,228
5,650	Intel Corp.	267,189

Shares		Value
	Technology (continued)
1,680	International Business Machines Corp.	$254,033
9,830	Kulicke & Soffa Industries, Inc.	234,347
5,900	Micron Technology, Inc.*	266,857
2,360	Motorola Solutions, Inc.	307,130
2,130	Northrop Grumman Corp.(a)	675,998
6,260	Tower Semiconductor, Ltd.*	136,218
5,480	Western Digital Corp.	320,799
		3,319,975

	Utilities-7.17%
2,590	American Electric Power Co., Inc.(a)	183,579
7,040	Edison International(a)	476,467
5,985	NRG Energy, Inc.	223,839
14,745	PNM Resources, Inc.(a)	581,690
		1,465,575

TOTAL COMMON STOCKS
(Cost $13,024,172)		$18,548,986

Shares		Value
SHORT TERM INVESTMENTS-9.75%
	Mutual Fund-9.75%
1,991,854	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.919%	$1,991,854

TOTAL SHORT TERM INVESTMENTS
(Cost $1,991,854)	$1,991,854

TOTAL INVESTMENT SECURITIES-100.51%
(Cost $15,016,026)	$20,540,840
SECURITIES SOLD SHORT-(3.03)%
(Proceeds $806,771)	(619,030)
OTHER ASSETS IN EXCESS OF LIABILITIES-2.52%	514,644	(b)
NET ASSETS-100.00%	$20,436,454

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(3.03)%
	Industrial-(2.29)%
(1,764)	Tesla, Inc.	$(467,054)

	Technology-(0.74)%
(2,200)	Incyte Corp.	(151,976)

TOTAL COMMON STOCKS SOLD SHORT		$(619,030)
(Proceeds $806,771)

TOTAL SECURITIES SOLD SHORT-(3.03)%
(Proceeds $806,771)		$(619,030)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total security position market value of $4,949,944.
(b)	Includes cash which is being held as collateral for securities sold short in the amount of $507,664.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2018 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund, and James Long-Short Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust). The James Balanced: Golden Rainbow Fund registered T Class Shares with the Securities and Exchange Commission on April 3, 2017. As of September 30, 2018, the James Balanced: Golden Rainbow Fund has not offered T Class Shares to shareholders and as such, no financial data is included within this report.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The James Mid Cap Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies. The Adviser defines mid-capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the Russell Midcap® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

James Long-Short Fund seeks to provide long-term capital appreciation. The James Long-Short Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The James Long-Short Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The James Long-Short Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2018 (Unaudited)

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,016,361,236	$–	$–	$1,016,361,236
Corporate Bonds	–	116,334,161	–	116,334,161
Municipal Bonds	–	138,462,392	–	138,462,392
U.S. Government Agencies	–	172,524,993	–	172,524,993
Mortgage Backed Securities	–	31,262,775	–	31,262,775
U.S. Treasury Bonds & Notes	324,018,239	–	–	324,018,239
Foreign Bonds	–	24,781,188	–	24,781,188
Short Term Investments	175,353,234	–	–	175,353,234
Total	$1,515,732,709	$483,365,509	$–	$1,999,098,218

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$54,254,543	$–	$–	$54,254,543
Short Term Investments	889,711	–	–	889,711
Total	$55,144,254	$–	$–	$55,144,254

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,265,039	$–	$–	$15,265,039
Short Term Investments	336,643	–	–	336,643
Total	$15,601,682	$–	$–	$15,601,682

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$27,144,126	$–	$–	$27,144,126
Short Term Investments	1,670,925	–	–	1,670,925
Total	$28,815,051	$–	$–	$28,815,051

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,464,283	$–	$–	$8,464,283
Exchange Traded Funds	148,773	–	–	148,773
Corporate Bonds	–	213,563	–	213,563
U.S. Treasury Bonds & Notes	2,326,657	–	–	2,326,657
Short Term Investments	617,966	–	–	617,966
Total	$11,557,679	$213,563	$–	$11,771,242

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,548,986	$–	$–	$18,548,986
Short Term Investments	1,991,854	–	–	1,991,854
Total	$20,540,840	$–	$–	$20,540,840

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2018 (Unaudited)

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(619,030)	$–	$–	$(619,030)
TOTAL	$(619,030)	$–	$–	$(619,030)

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2018, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Exchange Traded Funds (ETFs)

Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the James Long-Short Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the James Long-Short Fund must borrow the security to deliver to the buyer upon the short sale; the James Long-Short Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The James Long-Short Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the James Long-Short Fund replaces the borrowed security. The James Long-Short Fund will realize a gain if the security declines in value between those dates. The James Long-Short Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The James Long-Short Fund may pay fees or charges on the assets borrowed for securities sold short.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2018 (Unaudited)

All short sales are collateralized, as required by the James Long-Short Fund’s prime broker. The James Long-Short Fund maintains the collateral in segregated accounts consisting of cash and/or equity securities sufficient to collateralize the market value of the James Long-Short Fund’s short positions.

4. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the three months ended September 30, 2018, the Funds did not utilize their line of credit. Each Fund’s line of credit agreement expired on July 10, 2018 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate*	July 9, 2019
James Small Cap Fund	$3,500,000	Prime Rate*	July 9, 2019
James Mid Cap Fund	$750,000	Prime Rate*	July 9, 2019
James Micro Cap Fund	$1,500,000	Prime Rate*	July 9, 2019
James Aggressive Allocation Fund	$500,000	Prime Rate*	July 9, 2019
James Long-Short Fund	$3,000,000	Prime Rate*	July 9, 2019
*	The rate at which the Bank announces its prime lending rate

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 28, 2018

By:	/s/ Amy K. Broerman
Amy K. Broerman, Chief Financial Officer
(Principal Financial Officer)
Date:	November 28, 2018